Operating Leases - Schedule of Operating Lease Related Assets and Liabilities Recorded on the Balance Sheets (Details) - USD ($)	Jan. 31, 2025	Jul. 31, 2024	Jul. 31, 2023
Schedule of Operating Lease Related Assets and Liabilities Recorded on the Balance Sheets [Abstract]
Right-of- use assets, net		$ 53,793	$ 1,058,822
Operating lease liabilities, current		11,375	415,411
Operating lease liabilities, noncurrent		20,417	689,498
Total operating lease liabilities		$ 31,792	$ 1,104,909